Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	June 30, 2020	December 31, 2019
Cash and cash equivalents	$23,183	$23,354
Restricted cash	6,632	7,048

Total cash and cash equivalents and restricted cash	$29,815	$30,402